Commitments and Contingencies Future minimum purchase commitments (Details) $ in Millions	Dec. 31, 2017 USD ($)
Long-term Purchase Commitment [Line Items]
Unrecorded Unconditional Purchase Obligation, Due in Next Twelve Months	$ 146
Unrecorded Unconditional Purchase Obligation, Due within Two Years	143
Unrecorded Unconditional Purchase Obligation, Due within Three Years	110
Unrecorded Unconditional Purchase Obligation, Due within Four Years	85
Unrecorded Unconditional Purchase Obligation, Due within Five Years	82
Unrecorded Unconditional Purchase Obligation, Due after Five Years	328
Unrecorded Unconditional Purchase Obligation, Imputed Interest	(88)
Total Unrecorded Unconditional Purchase Obligation	$ 806